JPMORGAN CHASE BANK, N.A.

Seaport Center, 70 Fargo Street, Suite 3 East

Boston, Massachusetts 02210-1950

VIA EDGAR

June 4, 2012

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	AQR Funds
Securities Act File No. 333-153445
Investment Company Act File No. 811-22235
Rule 497(c) Filing

Ladies and Gentlemen:

On behalf of AQR Funds (the “Trust”), I hereby transmit for filing pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the “1933 Act”), updated element tags to the exhibits containing interactive data format risk/return summary information that was filed on May 22, 2012 (0001193125-12-243031) that mirrors the risk/return summary information contained in the prospectus dated May 1, 2012, for the AQR Diversified Arbitrage Fund, AQR Risk Parity Fund and AQR Multi-Strategy Alternative Fund – Class N and I Shares, each a series of the Trust, which was filed pursuant to Rule 497 under the 1933 Act on May 2, 2012 (Accession Number: 0001193125-12-204937).

Should members of the Staff have any questions or comments concerning this filing, they should call the undersigned at
(617) 366-0668.

Very truly yours,

/s/ Charles J. Daly

Charles J. Daly

Vice President

Enclosures

cc:	Brendan R. Kalb, Esq.
Nicole DonVito, Esq.